Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2017
Shareholders' equity
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2015	2016	2017
Common stock outstanding at beginning of year	3,717,630,462	3,598,865,213	3,608,391,999

Common stock held in treasury:
Repurchases of common stock	(155,232,995)	(24,364,753)	(121,010,524)
Sales of common stock	5,251	686	468
Common stock issued to employees	36,461,000	33,879,000	40,677,400
Other net change in treasury stock	1,495	11,853	370,108

Common stock outstanding at end of year	3,598,865,213	3,608,391,999	3,528,429,451